Property, Machinery and Equipment, Net - Summary of Recognized Impairment Losses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 984	$ 1,899	$ 1,145
Spain [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	452	0	392
Czech Republic [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	157	0	0
United States [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	153	277	269
Panama [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	56	0	118
France [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	50	0	0
Latvia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	46	0	126
Mexico [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	45	46	46
Puerto Rico [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	0	1,087	172
Colombia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	0	454	0
Other countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 25	$ 35	$ 22